Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value ($) of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total to PEO ($)(1)	Compensation Actually Paid (CAP) to PEO ($)(2)(3)	Avg SCT Total to Non-PEO NEOs ($)(1)	Avg CAP to Non-PEO NEOs ($)(2)(3)	Company Total Shareholder Return (TSR) ($)	Financial Services Composite Index TSR ($)(4)	Net Income ($MM)	Adjusted EPS ($)(5)
2024	28,168,258	32,739,805	11,728,856	13,551,048	163	187	2,727	13.73

2023	19,213,328	17,490,622	9,700,487	8,781,582	136	151	2,488	12.85

2022	20,093,608	10,248,958	9,324,926	5,172,084	124	137	(1,438)	11.29

2021	19,799,737	31,070,154	9,879,467	15,228,582	129	138	7,724	12.68

2020	14,990,254	10,531,380	8,045,602	6,032,859	89	101	(374)	11.05
(1)
The principal executive officer (PEO) for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) for 2024 are: Yanela Frias, Kenneth Y. Tanji, Robert M. Falzon, Andrew F. Sullivan, and Caroline A. Feeney. The non-PEO NEOs for 2023 are: Messers. Tanji, Falzon and Sullivan, and Ms. Feeney. The non-PEO NEOs for 2021 and 2022 are: Messers. Tanji, Falzon, Sleyster and Sullivan. The non-PEO NEOs for 2020 are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster and Sullivan.

(2)
The amounts reported as Compensation Actually Paid (CAP) to our PEO and Average CAP to Non-PEO NEOs are derived from Summary Compensation Table (SCT) Totals, as seen below.

(3)
The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.

(5)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2024	28,168,258	1,247,861	20,889,309	272,604	0	15,212,225	4,525,617	0	4,910,957	1,787,314	32,739,805

2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	0	196,953	969,969	17,490,622

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	0	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	0	170,415	440,148	31,070,154

2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	0	(15,084)	301,570	10,531,380

(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2024	11,728,856	443,334	7,444,978	111,816	0	5,335,831	1,723,258	209,719	1,660,785	669,096	13,551,048

2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	0	82,278	486,438	8,781,582

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	0	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	0	75,981	199,986	15,228,582

2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	0	(7,243)	145,260	6,032,859

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The principal executive officer (PEO) for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) for 2024 are: Yanela Frias, Kenneth Y. Tanji, Robert M. Falzon, Andrew F. Sullivan, and Caroline A. Feeney. The non-PEO NEOs for 2023 are: Messers. Tanji, Falzon and Sullivan, and Ms. Feeney. The non-PEO NEOs for 2021 and 2022 are: Messers. Tanji, Falzon, Sleyster and Sullivan. The non-PEO NEOs for 2020 are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster and Sullivan.

Peer Group Issuers, Footnote	(3) The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.
PEO Total Compensation Amount	$ 28,168,258	$ 19,213,328	$ 20,093,608	$ 19,799,737	$ 14,990,254
PEO Actually Paid Compensation Amount	$ 32,739,805	17,490,622	10,248,958	31,070,154	10,531,380
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2024	28,168,258	1,247,861	20,889,309	272,604	0	15,212,225	4,525,617	0	4,910,957	1,787,314	32,739,805

2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	0	196,953	969,969	17,490,622

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	0	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	0	170,415	440,148	31,070,154

2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	0	(15,084)	301,570	10,531,380
(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.

Non-PEO NEO Average Total Compensation Amount	$ 11,728,856	9,700,487	9,324,926	9,879,467	8,045,602
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,551,048	8,781,582	5,172,084	15,228,582	6,032,859
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2024	11,728,856	443,334	7,444,978	111,816	0	5,335,831	1,723,258	209,719	1,660,785	669,096	13,551,048

2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	0	82,278	486,438	8,781,582

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	0	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	0	75,981	199,986	15,228,582

2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	0	(7,243)	145,260	6,032,859

Compensation Actually Paid vs. Total Shareholder Return
As shown to the right, the Compensation Actually Paid to our PEO and our other NEOs is directionally aligned with Company TSR between 2020 and 2024.

Compensation Actually Paid vs. Net Income

As shown to the right, the Compensation Actually Paid to the PEO and our other NEOs is strongly correlated with our Net Income between 2020 and 2024. While the Company does not use Net Income as a direct measure to determine payouts under its incentive plans, Compensation Actually Paid is strongly aligned with Company earnings.

Compensation Actually Paid vs. Company Selected Measure

As shown to the right, the Compensation Actually Paid to the PEO and our other NEOs is strongly aligned with Adjusted EPS, our Company-selected measure, further reflecting the correlation between Compensation Actually Paid and Company earnings.

Total Shareholder Return Vs Peer Group

As shown to the right, our Company’s cumulative multi-year TSR is directionally aligned with that of the Financial Services Composite Index. For reference, annual return percentages for Prudential and the Financial Index are shown in the graph.

Tabular List, Table
Most Important Financial Performance Measures
Adjusted Earnings Per Share (EPS), Return on Equity (ROE) and Adjusted Book Value Per Share (BVPS) are the most important metrics we used to link our named executive officers’ Compensation Actually Paid to our performance for 2024. These metrics, and why we selected them, are further described in the CD&A.
As reported in the Pension Benefits Table, PSI Cash Balance accounts are assumed to grow with interest until, and benefits will commence, on the participant’s Normal Retirement Date.
The following items are excluded from the table below:

Total Shareholder Return Amount	$ 163	136	124	129	89
Peer Group Total Shareholder Return Amount	187	151	137	138	101
Net Income (Loss)	$ 2,727,000,000	$ 2,488,000,000	$ (1,438,000,000)	$ 7,724,000,000	$ (374,000,000)
Company Selected Measure Amount	13.73	12.85	11.29	12.68	11.05
PEO Name	Charles F. Lowrey
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description
(1)
The principal executive officer (PEO) for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) for 2024 are: Yanela Frias, Kenneth Y. Tanji, Robert M. Falzon, Andrew F. Sullivan, and Caroline A. Feeney. The non-PEO NEOs for 2023 are: Messers. Tanji, Falzon and Sullivan, and Ms. Feeney. The non-PEO NEOs for 2021 and 2022 are: Messers. Tanji, Falzon, Sleyster and Sullivan. The non-PEO NEOs for 2020 are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster and Sullivan.

(2)
The amounts reported as Compensation Actually Paid (CAP) to our PEO and Average CAP to Non-PEO NEOs are derived from Summary Compensation Table (SCT) Totals, as seen below.
(3)
The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.

(5)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Book Value Per Share (BVPS)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,247,861)	$ (691,074)	$ (1,016,309)	$ (781,247)	$ (1,133,852)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,604	327,611	443,465	439,898	413,560
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,889,309)	(13,000,041)	(12,500,145)	(11,300,123)	(6,662,505)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,212,225	12,879,181	6,327,527	17,273,653	4,381,842
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,525,617	(2,405,305)	(5,156,618)	5,017,220	(1,756,444)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,910,957	196,953	1,154,676	170,415	(15,084)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,787,314	969,969	898,296	440,148	301,570
PEO | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	4,459	10,452	12,039
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,334	(675,099)	(47,351)	(275,707)	(958,010)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,816	146,744	216,251	206,194	782,666
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,444,978	(5,787,638)	(5,600,107)	(5,350,094)	(3,379,427)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,335,831	5,733,832	2,834,755	8,178,284	2,222,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,723,258	(905,460)	(2,452,765)	2,310,256	(822,363)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,719	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,785	82,278	504,637	75,981	(7,243)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,096	486,438	389,908	199,986	145,260
Non-PEO NEO | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 1,832	$ 4,213	$ 3,769